Other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Statements [Line Items]
Other deposits and receivables	₨ 5,554,925		₨ 4,256,687
Financial assets included in other assets	5,554,925	$ 64,908	4,256,687
Noncurrent Financial Assets [Member]
Statements [Line Items]
Financial assets included in other assets	₨ 2,393,363		₨ 2,004,216